Revenue and other income - Disclosure of variance of deferred revenue (Details) - Deferred tax liabilities / Deferred revenue - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	€ 3,441	€ 10,481
Recognition in P&L	(254)	(3,396)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	4	(172)
Contract liabilities at end of period	3,192	6,915
Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	215	5,155
Recognition in P&L	(56)	(2,994)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	4	(172)
Contract liabilities at end of period	163	1,990
Sanofi (2022) option
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,500	2,500
Recognition in P&L	0	0
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	2,500	2,500
Sanofi (2022) services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	726	2,826
Recognition in P&L	(198)	(402)
Proceeds	0	0
Transfer from / (to) collaboration liabilities	0	0
Contract liabilities at end of period	€ 528	€ 2,424